Employee Benefits - Schedule of Actual Return (loss) on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ (16.3)	$ 15.8
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 0.0	$ 0.0